Accounts Payable and Accrued Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable	$ 4,948	$ 3,907
Accrued operating	1,705	2,580
Accrued administrative	7,323	3,600
Accounts payable and accrued expenses	$ 13,976	$ 10,087